First Trust Preferred Securities and Income ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended	155 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Investment Grade Institutional Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	3.77%	4.89%	5.49%	5.37%
FPE Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.72%	2.41%		4.89%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	1.71%	2.01%	1.94%
First Trust Preferred Securities and Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	3.49%		5.32%	4.94%
Performance Inception Date		Feb. 11, 2013
First Trust Preferred Securities and Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	1.19%		2.94%	2.54%
First Trust Preferred Securities and Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.42%	1.62%		3.01%	2.67%

[1]	Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Benchmark is not available for all of the periods disclosed.
[2]	The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.